Provincial Mining and Other Taxes - Summary of Detailed Information About Provincial Mining and Other Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Provincial Mining And Other Taxes [Abstract]
Potash production tax	$ 95	$ 74	$ 239
Saskatchewan resource surcharge and other	56	50	71
Total	$ 151	$ 124	$ 310